Property, plant and equipment - Additional information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
OncoMed Pharmaceuticals, Inc.[member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of right of use assets relates to property lease	£ 10.8
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	£ 2.6